Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (17,460,094)	$ (23,659,387)	$ (31,513,389)	$ (14,406,262)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	841,664	3,725	24,179	7,160
Provision for credit losses on accounts receivable	80,822	54	18,462	(102,112)
Non-cash shares issued to Yorkville for aggregate commitment fee				3,288,000
Non-cash issuance of warrants accounted for as liabilities				2,448,000
Non-cash share issuance for marketing expenses		259,027	245,252
Non-cash shares issued for consulting expenses	974,261
Non-cash settlement of GEM commitment fee		200,000	200,000	2,000,000
Discount at issuance on notes carried at fair value	1,087,881		747,962	686,016
Amortization of operating lease right-of-use assets	17,391	131,627	137,717	173,245
Stock based compensation expense	1,757,099	496,337	1,165,680	1,245,796
Gain on extinguishment of liability	(4,488,627)	(680,762)	(680,762)
Loss on conversion and settlement of Alco promissory notes - related party		4,808,882	4,808,882
Loss on conversion and settlement of CP BF notes - related party		6,529,402	6,529,402
Gain on release of Vidello revenue holdback	(973,000)
Loss on debt issuance	444,000	171,000	653,208
Loss on issuance of term notes	110,500	390,000
Loss on issuance of convertible bridge notes	146,150	63,408
Loss on Private Placement Issuance	2,276,000
Loss on extinguishment of term notes	1,769,895		1,071,563
Impairment loss			2,725,460
Excise tax				305,719
Change in fair value of convertible notes, carried at fair value	(514,338)
Change in fair value of convertible promissory notes	249,000	693,000	693,000	(34,000)
Change in fair value of term notes	391,040	36,813	88,588
Change in fair value of convertible bridge notes	(33,805)	(18,000)	(10,176)
Changes in operating assets and liabilities:
Accounts receivable	50,980	67,609	15,828	65,479
Prepaid expenses and other current assets	37,821	157,954	551,645	(407,648)
Other assets	(2,830)		27,227
Deferred offering costs				(1,708,163)
Accounts payable	(876,069)	3,576,434	1,012,281	5,339,614
Deferred revenue	(674,721)	6,476	(6,315)	283,660
Due to related party				67,118
Accrued expenses	(248,034)	(15,730)	498,051	4,448,867
Operating lease liabilities	(16,740)	(231,691)	(237,607)	(284,963)
Deferred fees				500,000
Earnout liability	559,804	(22,274)	(44,549)	(229,700)
Deferred revenue - long-term	(23,917)		10,573
Other long-term liabilities			(75,000)
Deferred tax liability	(70,290)		10,115
Net cash used in operating activities	(13,416,431)	(5,363,004)	(9,575,403)	(1,550,781)
Cash flows from investing activities:
Cash acquired in acquisition of OpenReel	(2,677,480)		82,219
Net cash provided by investing activities	(2,677,480)		82,219
Cash flows from financing activities:
Payment of GEM commitment fee	(215,057)	(1,200,000)	(1,200,000)
Effect of Merger, net of transaction costs (Note 4)				(7,615,462)
Payment of Vidello transition holdback	(500,000)
Repayment of convertible notes (Yorkville)	(3,640,000)	(750,000)	(750,000)
Proceeds from related party advance		100,000
Repayment of related party advance	(100,000)
Proceeds from term notes, net of issuance costs	4,250,000	1,000,000	2,782,438
Repayment of term notes			(1,939,583)
Repayments of private placement notes	(1,291,516)
Proceeds from advance from related party			100,000
Proceeds from issuance of GEM promissory note
Proceeds received for exercise of Pre-Funded warrants		866	2,072
Proceeds from issuance of shares to Yorkville under the SEPA agreement	17,692,102		880,943
Proceeds from shares issued to Verista	49,800
Payment of deferred offering costs - ATM	(238,330)
Proceeds from issuance of common stock and pre-funded warrants under private placement	329,996
Proceeds from issuance of common stock	1,115,271	6,257,368	6,257,368	30,761
Net cash provided by financing activities	15,928,531	7,532,853	8,486,963	2,621,000
Effect of exchange rate changes on cash and cash equivalents	(70,761)
Net decrease in cash	(236,141)	2,169,849	(1,006,221)	1,070,219
Cash at beginning of period	1,087,497	2,093,718	2,093,718	1,023,499
Cash at end of period	851,356	4,263,567	1,087,497	2,093,718
Supplemental disclosure of cash flow information:
Cash paid for interest	97,178	306,109	338,393	955,848
Cash paid for taxes	8,256	5,075	5,113	9,862
Non-cash investing and financing activities
Shares issued to Roth for advisory fee		578,833	578,833
Shares issued to GEM		529,943	784,943
Shares issued for marketing expenses		334,772	334,772
Shares issued to MZHCI for investor relations services		94,800	94,800
Shares issued to J.V.B for payment of outstanding debt	396,110		115,000
Shares issued for exercise of Pre-Funded warrants		866	2,072
Shares issued to CP BF for debt restructuring		1,287,003	1,287,003
Warrants and pre-funded warrants issued to Alco for debt restructuring		7,768,006
Shares issued to Alco for debt restructuring		1,098,614	1,098,614
Shares issued to Hudson for consulting fee	974,261		166,501
Settlement of GEM commitment fee		200,000	200,000
Shares issued to Yorkville for commitment fee		500,000
Shares issued to Yorkville for redemption premium		115,800
Consideration transferred for acquisition of Vidello	1,661,677
Assets acquired in acquisition of OpenReel	8,393,172		24,484,460
Liabilities assumed in acquisition of OpenReel	3,986,464		3,657,540
Conversion of 3i convertible notes, carried at fair value	1,649,146
Shares issued for 1800 Diagonal Note conversions of debt	156,603
Shares issued to Yorkville of aggregate commitment fee		500,000	500,000	3,288,000
Issuance of convertible promissory note - GEM		1,000,000
Bifurcated embedded derivative liabilities at issuance—related party		12,000
Partial repayment of convertible notes - related party			(283,315)
Shares issued to Perkins Coie LLP for payment of oustanding debt			919,700
Shares issued to Yorkville for redemption premium			115,800
Deemed dividend - Series A and Series B warrant modification			418,360
Non-cash warrants and pre-funded warrants issued to CP BF for debt restructuring			2,763,161
Premium issued as part of CP BF debt modification			4,079,225
Non-cash warrants and pre-funded warrants issued to Alco for debt restructuring			7,768,006
Derecognition of Cantor fee			4,000,000
Consideration transferred for acquisition of OpenReel			20,826,920
Right-of-use assets obtained in exchange for lease obligations			76,269
Issuance of Cantor Fee Shares				111
Modification of convertible notes payable - related party				9,909
Issuance of warrants accounted for as a liability				2,448,000
GEM commitment fee				2,000,000
Deferred offering costs				3,233,097
Nonrelated Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash share issuance for Yorkville redemption premium		80,760	80,760
Non-cash interest expense - related party		106,200
Amortization of debt discount and issuance costs				958,822
Change in fair value of warrant liability	171,000	(594,000)	(626,000)	(1,807,000)
Change in fair value of simple agreement for future equity				(207,570)
Change in fair value of bifurcated embedded derivative liabilities				(1,404,863)
Cash flows from financing activities:
Repayment of term notes	(7,722,530)	(412,421)
Proceeds from Yorkville redemption premium		35,040	35,040
Proceeds from issuance of convertible notes, net of issuance costs	9,039,472	2,502,000	2,602,000	3,235,000
Non-cash investing and financing activities
Conversion of convertible notes				3,346,232
Conversion of simple agreement for future equity				456,234
Related Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense - related party	951,049	1,179,198	1,532,475	513,977
Amortization of debt discount and issuance costs	(2,690)	1,392,934	1,393,785	2,410,735
Change in fair value of warrant liability	(1,633)	(460,000)	(572,700)	115,000
Change in fair value of simple agreement for future equity				(2,752,430)
Change in fair value of bifurcated embedded derivative liabilities				1,404,863
Change in fair value of bifurcated embedded derivative liabilities	54,000	(32,000)	(51,000)	(3,063,278)
Cash flows from financing activities:
Repayment of term notes	(2,840,677)
Proceeds from issuance of convertible notes, net of issuance costs				2,583,000
Proceeds from issuance of notes payable, net of issuance costs - related party				4,387,701
Non-cash investing and financing activities
Bifurcated embedded derivative liabilities at issuance—related party			12,000
Conversion of convertible notes		2,540,091	2,540,091	7,271,368
Change in fair value of bifurcated embedded derivative liabilities				(1,404,863)
Modification of convertible notes payable - related party				$ 9,909
Shares issued under share transfer agreement - related party				2,498,965
Conversion of simple agreement for future equity				$ 6,049,766
J V B Financial Group Llc [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on extinguishment of liability			0
Non-cash investing and financing activities
Shares issued to J.V.B for payment of outstanding debt		115,000
CPBF Lending LLC [Member]
Non-cash investing and financing activities
Warrants and pre-funded warrants issued to Alco for debt restructuring		2,763,161
Yorkville [Member]
Non-cash investing and financing activities
Shares issued to Yorkville for commitment fee				3,288,000
Conversion of convertible notes		$ 4,130,000	4,130,000
Gem [Member]
Non-cash investing and financing activities
Issuance of convertible promissory note - GEM			1,000,000
Cp Bf Convertible Notes [Member]
Non-cash investing and financing activities
Conversion of convertible notes			$ 216,284